Share-based payments (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 29, 2022	Nov. 22, 2021	Dec. 31, 2022	Nov. 22, 2022
IfrsStatementLineItems [Line Items]
Expenses			$ 355,573
Oridinary percentage				1.00%
Share price		$ 18.69
Share price		$ 35.30
Expenses			$ 30,043
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Oridinary percentage		1.00%
Share price		$ 35.30
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Expenses	$ 355,573